BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2017
BUSINESS ACQUISITION
Summary of final purchase price allocation for CC&V

Assets:
Cash and cash equivalents	$2
Inventories	15
Stockpiles and ore on leach pads	75
Other current assets	1
Current assets	93
Property, plant and mine development, net	671
Stockpiles and ore on leach pads	175
Total assets	$939

Liabilities:
Debt	$3
Accounts payable	28
Employee-related benefits	2
Other current liabilities	12
Current liabilities	45
Debt	10
Reclamation and remediation liabilities	63
Total liabilities	$118

Net assets acquired	$821